Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statements of Comprehensive Income
Change in unrealized gains on securities, taxes	$ (1,076)	$ 2,448	$ (1,385)
Change in other-than-temporary impairment gains recognized in other comprehensive income, taxes	$ (27)	$ (83)	$ (9)